Fair Value Measurement of Assets and Liabilities - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets:
Investments	$ 177
Funds receivable and customer accounts	20,062	$ 18,242
Liabilities:
Cash	3,900	2,100
Short-term restricted cash	77	81
Time deposits	774	163
Equity investments measured at cost minus impairment	293	88
Fair Value, Measurements, Recurring Basis
Assets:
Cash and cash equivalents	3,678	791
Funds receivable and customer accounts	11,545	8,007
Derivatives	320	66
Total financial assets	16,904	13,305
Liabilities:
Derivatives	67	218
Fair Value, Measurements, Recurring Basis | Significant Other Observable Inputs (Level 2)
Assets:
Cash and cash equivalents	3,678	791
Funds receivable and customer accounts	11,545	8,007
Derivatives	320	66
Total financial assets	16,904	13,305
Liabilities:
Derivatives	67	218
Corporate debt securities
Assets:
Funds receivable and customer accounts	1,560	1,248
Government and agency securities
Assets:
Funds receivable and customer accounts	9,380	6,651
Cash time deposits and funds receivable
Assets:
Funds receivable and customer accounts	8,500	10,200
Short-term investments
Liabilities:
Short-term restricted cash	75	79
Time deposits	774	163
Short-term investments | Fair Value, Measurements, Recurring Basis
Assets:
Investments	685	2,570
Short-term investments | Fair Value, Measurements, Recurring Basis | Significant Other Observable Inputs (Level 2)
Assets:
Investments	685	2,570
Short-term investments | Corporate debt securities | Fair Value, Measurements, Recurring Basis
Assets:
Investments	450	2,219
Short-term investments | Corporate debt securities | Fair Value, Measurements, Recurring Basis | Significant Other Observable Inputs (Level 2)
Assets:
Investments	450	2,219
Short-term investments | Government and agency securities | Fair Value, Measurements, Recurring Basis
Assets:
Investments	235	351
Short-term investments | Government and agency securities | Fair Value, Measurements, Recurring Basis | Significant Other Observable Inputs (Level 2)
Assets:
Investments	235	351
Long-term investments | Fair Value, Measurements, Recurring Basis
Assets:
Investments	676	1,871
Long-term investments | Fair Value, Measurements, Recurring Basis | Significant Other Observable Inputs (Level 2)
Assets:
Investments	676	1,871
Long-term investments | Corporate debt securities | Fair Value, Measurements, Recurring Basis
Assets:
Investments	628	1,773
Long-term investments | Corporate debt securities | Fair Value, Measurements, Recurring Basis | Significant Other Observable Inputs (Level 2)
Assets:
Investments	628	1,773
Long-term investments | Government and agency securities | Fair Value, Measurements, Recurring Basis
Assets:
Investments	48	98
Long-term investments | Government and agency securities | Fair Value, Measurements, Recurring Basis | Significant Other Observable Inputs (Level 2)
Assets:
Investments	$ 48	$ 98